RESTATEMENT AND RECLASSIFICATIONS - Summary of Cost of Goods Sold Restatement Adjustments (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net cost of goods sold adjustments	$ 60,657	$ 30,868	$ 55,037	$ 29,096
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net cost of goods sold adjustments			1,673	4,471
Restatement Adjustments | Inventory obsolescence provision
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net cost of goods sold adjustments			(583)	665
Restatement Adjustments | Other adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net cost of goods sold adjustments			1,882	1,254
Restatement Adjustments | Physician Channel Provider | Misstatement of Revenue Recognition Timing and Payments Recorded for Services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net cost of goods sold adjustments			$ 374	$ 2,552